Accrued Liabilities and Other and Other Long-Term Liabilities Accrued Liabilities and Other and Other Long-Term Liabilities - Schedule of Other Long-Term Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Contract with Customer, Liability, Noncurrent	$ 21,567	$ 23,732
Asset Retirement Obligations, Noncurrent	10,839	37,996
Liability, Defined Benefit Pension Plan, Noncurrent	10,267	9,172
Derivative Liability, Noncurrent	29,130	33,566
Unrecognized Tax Benefits	71,008	70,738	$ 51,001	$ 62,958
Long-term operating lease liabilities (note 5)	105	29,182
Other Sundry Liabilities, Noncurrent	3,860	1,689
Other long-term liabilities	168,877	198,107
Other Long-term Liabilities
Guarantee Liability Non Current	10,741	11,818
Unrecognized Tax Benefits	71,008	70,738
Office Building [Member]
Long-term operating lease liabilities (note 5)	$ 11,465	$ 9,396